Earnings per Share - Summary of Calculation of Basic and Diluted Earnings Per Share Amounts (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 MXN ($) $ / shares shares		Dec. 31, 2016 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated from continuing operations	$ 22,560	$ 1,148	[1]	$ 40,863	[2]	$ 21,140
Net controlling interest income allocated from discontinued operations	$ 1,430	$ 73	[1]	$ 1,545	[2]
Series B shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	9,243,810	9,243,810		9,243,140		9,242,480
Effect of dilution associated with non-vested shares for share based payment plans | shares	2,610	2,610		3,290		3,940
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,246,420	9,246,420		9,246,420		9,246,420
Dividend rights per series (see Note 22.1)	100.00%	100.00%		100.00%		100.00%
Weighted average number of shares further adjusted to reflect dividend rights | shares	9,246,420	9,246,420		9,246,420		9,246,420
Basic earnings per share from continuing operations | $ / shares	$ 1.13			$ 2.04		$ 1.05
Basic earnings per share from discontinued operations | $ / shares	0.07			0.08
Diluted earnings per share from continuing operations | $ / shares	1.13			2.04		$ 1.05
Diluted earnings per share from discontinued operations | $ / shares	$ 0.07			$ 0.08
Allocation of earnings, weighted	46.11%	46.11%		46.11%		46.11%
Net controlling interest income allocated from continuing operations | $	$ 10,403			$ 18,842		$ 9,748
Net controlling interest income allocated from discontinued operations | $	$ 660			$ 713
Series D shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	8,634,260	8,634,260		8,631,570		8,628,970
Effect of dilution associated with non-vested shares for share based payment plans | shares	10,450	10,450		13,140		15,740
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	8,644,710	8,644,710		8,644,710		8,644,710
Dividend rights per series (see Note 22.1)	125.00%	125.00%		125.00%		125.00%
Weighted average number of shares further adjusted to reflect dividend rights | shares	10,805,890	10,805,890		10,805,890		10,805,890
Basic earnings per share from continuing operations | $ / shares	$ 1.41			$ 2.55		$ 1.32
Basic earnings per share from discontinued operations | $ / shares	0.09			0.10
Diluted earnings per share from continuing operations | $ / shares	1.41			2.55		$ 1.32
Diluted earnings per share from discontinued operations | $ / shares	$ 0.09			$ 0.10
Allocation of earnings, weighted	53.89%	53.89%		53.89%		53.89%
Net controlling interest income allocated from continuing operations | $	$ 12,157			$ 22,021		$ 11,392
Net controlling interest income allocated from discontinued operations | $	$ 770			$ 832

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1